UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.2%
Consumer Discretionary - 6.1%
NIKE, Inc., Class B	24,600	$1,538,730
Omnicom Group, Inc.	3,200	233,056
Polaris Industries, Inc.	8,400	1,041,516
Starbucks Corp.	24,500	1,407,035
Walt Disney Co.	13,250	1,424,508
		5,644,845
Consumer Staples - 5.8%
Coca-Cola Co.	80	3,670
PepsiCo, Inc.	8,200	983,344
Procter & Gamble Co.	13,700	1,258,756
Wal-Mart Stores, Inc.	32,000	3,160,000
		5,405,770
Financials - 4.3%
Berkshire Hathaway, Inc., Class B *	20,100	3,984,222

Health Care - 8.1%
Becton, Dickinson & Co.	3,500	749,210
Biogen, Inc. *	4,400	1,401,708
Medtronic plc	5,200	419,900
Novo Nordisk - ADR	56,400	3,026,988
Varian Medical Systems, Inc. *	16,600	1,845,090
		7,442,896
Industrials - 9.1%
C.H. Robinson Worldwide, Inc.	19,700	1,755,073
Expeditors International of Washington, Inc.	41,500	2,684,635
United Technologies Corp.	31,200	3,980,184
		8,419,892
Information Technology - 22.8%
Accenture plc, Class A	9,500	1,454,355
Alphabet, Inc., Class A *	1,300	1,369,420
Apple, Inc.	22,700	3,841,521
Cisco Systems, Inc.	79,800	3,056,340
Cognizant Technology Solutions Corp., Class A	39,300	2,791,086
International Business Machines Corp.	9,000	1,380,780
Microsoft Corp.	34,600	2,959,684
Oracle Corp.	78,000	3,687,840
Total Systems Services, Inc.	7,000	553,630
		21,094,656
Total Common Stocks
(Cost $40,034,413)		51,992,281

SHORT-TERM INVESTMENT - 43.4%
Invesco Treasury Portfolio, Institutional Class, 1.17% ^ (a)
(Cost $40,202,466)	40,202,466	40,202,466

Total Investments - 99.6%
(Cost $80,236,879)		92,194,747
Other Assets and Liabilities, Net - 0.4%		329,141
Total Net Assets - 100.0%		$92,523,888

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of December 31, 2017.
(a)	Fair value of this security exceeds 25% of the Fund's assets. Additional information for this security, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$51,992,281	$-	$-	$51,992,281
Short-Term Investment	40,202,466	-	-	40,202,466
Total Investments in Securities	$92,194,747	$-	$-	$92,194,747

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Port Street Institutional Opportunities Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES - 44.4%
Ares Capital Corp.	5,250	$82,530
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	260,549	2,595,065
Boston Partners Long/Short Research Fund *	211,103	3,590,865
Cohen & Steers Real Assets Fund, Class I	155,180	1,421,445
FMI International Fund	148,836	5,051,488
IVA International Fund, Class I	264,328	4,715,609
Oppenheimer Developing Markets Fund, Class I	47,776	2,051,044
Swan Defined Risk Fund, Class I	271,848	3,539,456
Templeton Global Bond Fund, Advisor Class	241,404	2,860,639
Victory Global Natural Resources Fund, Class Y *	51,883	1,276,845
Total Investment Companies
(Cost $23,791,464)		27,184,986

COMMON STOCKS - 36.2%
Consumer Discretionary - 3.8%
Aramark	7,235	309,224
Brunswick Corp.	750	41,415
Extended Stay America, Inc.	4,050	76,950
Grand Canyon Education, Inc. *	375	33,574
Healthcare Services Group, Inc.	4,400	231,968
Home Depot, Inc.	2,190	415,071
Laureate Education, Inc. *	2,900	39,324
Lennar Corp., Class A	4,850	306,714
Lennar Corp., Class B	97	5,013
Mohawk Industries, Inc. *	350	96,565
Newell Brands, Inc.	1,354	41,839
Nexstar Media Group, Inc., Class A	975	76,245
PVH Corp.	325	44,593
ServiceMaster Global Holdings, Inc. *	725	37,171
Signet Jewelers Ltd.	425	24,034
Six Flags Entertainment Corp.	1,025	68,234
Starbucks Corp.	4,446	255,334
Walt Disney Co.	2,277	244,800
		2,348,068
Consumer Staples - 4.4%
Archer-Daniels-Midland Co.	3,760	150,701
Church & Dwight Co., Inc.	8,036	403,166
Coca-Cola Co.	4,700	215,636
Costco Wholesale Corp.	903	168,066
Kimberly-Clark Corp.	1,066	128,624
Kroger Co.	7,700	211,365
McCormick & Co., Inc.	2,083	212,279
Mondelez International, Inc., Class A	4,500	192,600
PepsiCo, Inc.	2,801	335,896
Unilever NV	4,370	246,118
Walgreens Boots Alliance, Inc.	6,137	445,669
		2,710,120

Energy - 2.2%
Baker Hughes, Inc.	825	26,103
Concho Resources, Inc. *	838	125,884
Continental Resources, Inc. *	1,500	79,455
Diamondback Energy, Inc. *	1,134	143,167
EQT Corp.	3,300	187,836
Forum Energy Technologies, Inc. *	3,275	50,926
Halliburton Co.	3,380	165,181
Phillips 66	2,750	278,162
Pioneer Natural Resources Co.	1,000	172,850
QEP Resources, Inc. *	5,000	47,850
WPX Energy, Inc. *	6,625	93,214
		1,370,628
Financials - 5.8%
Ameriprise Financial, Inc.	1,990	337,245
Arthur J. Gallagher & Co.	775	49,042
Athene Holding Ltd., Class A *	1,075	55,588
Banco Bilbao Vizcaya Argentaria SA - ADR	32,002	272,017
Bank of America Corp.	13,860	409,147
Bank of NT Butterfield & Son, Ltd.	2,350	85,281
BOK Financial Corp.	1,600	147,712
Capital One Financial Corp.	2,699	268,766
Charles Schwab Corp.	7,010	360,104
Chemical Financial Corp.	1,050	56,143
Chubb Ltd.	1,600	233,808
Cullen/Frost Bankers, Inc.	1,510	142,921
East West Bancorp, Inc.	2,904	176,650
Essent Group Ltd. *	400	17,368
First American Financial Corp.	1,100	61,644
First Republic Bank	492	42,627
Hartford Financial Services Group, Inc.	775	43,617
Huntington Bancshares, Inc.	3,050	44,408
JPMorgan Chase & Co.	2,010	214,949
MGIC Investment Corp. *	1,200	16,932
Mitsubishi UFJ Financial Group, Inc. - ADR	26,180	190,329
Nasdaq, Inc.	600	46,098
PacWest Bancorp	1,075	54,180
Radian Group, Inc.	825	17,003
Reinsurance Group of America, Inc.	425	66,270
SEI Investments Co.	875	62,877
Synchrony Financial	1,675	64,672
		3,537,398
Health Care - 5.8%
AbbVie, Inc.	2,833	273,979
Acadia Healthcare Co., Inc. *	4,826	157,472
Allergan plc	1,293	211,509
Amgen, Inc.	1,676	291,456
Becton, Dickinson & Co.	1,693	362,404
Biogen, Inc. *	702	223,636
Centene Corp. *	700	70,616
Danaher Corp.	3,296	305,935
Envision Healthcare Corp. *	875	30,240
Henry Schein, Inc. *	3,004	209,920
IQVIA Holdings, Inc. *	329	32,209
Laboratory Corp. of America Holdings *	1,978	315,511
Medtronic plc	3,210	259,207
Novartis AG - ADR	2,703	226,944
West Pharmaceutical Services, Inc.	2,418	238,584
Zoetis, Inc.	4,751	342,262
		3,551,884

Industrials - 3.2%
3M Co.	821	193,239
FedEx Corp.	1,378	343,866
General Dynamics Corp.	1,500	305,175
HD Supply Holdings, Inc. *	1,225	49,037
Hubbell, Inc.	400	54,136
Johnson Controls International plc	6,800	259,148
KAR Auction Services, Inc.	1,225	61,875
Masonite International Corp. *	450	33,367
Middleby Corp. *	525	70,849
Milacron Holdings Corp. *	3,500	66,990
Oshkosh Corp.	4,090	371,740
Pentair plc	875	61,793
Snap-on, Inc.	425	74,078
		1,945,293
Information Technology - 7.0%
Adobe Systems, Inc. *	4,012	703,063
Alliance Data Systems Corp.	225	57,033
Alphabet, Inc., Class A *	289	304,433
Analog Devices, Inc.	575	51,192
ANSYS, Inc. *	1,842	271,861
Apple, Inc.	1,794	303,599
Broadridge Financial Solutions, Inc.	2,307	208,968
CACI International, Inc., Class A *	450	59,558
Check Point Software Technologies Ltd. *	525	54,401
CommScope Holding Co, Inc. *	1,525	57,691
Facebook, Inc., Class A *	1,121	197,812
Fidelity National Information Services, Inc.	900	84,681
Fiserv, Inc. *	225	29,504
Global Payments, Inc.	625	62,650
MasterCard, Inc.	2,010	304,234
Microchip Technology, Inc.	3,840	337,459
Microsoft Corp.	4,510	385,785
NCR Corp. *	1,975	67,130
PayPal Holdings, Inc. *	7,691	566,211
RingCentral, Inc. *	725	35,090
Synopsys, Inc. *	2,032	173,208
		4,315,563
Materials - 2.9%
Avery Dennison Corp.	3,005	345,154
Constellium NV *	5,225	58,259
Crown Holdings, Inc. *	1,200	67,500
DowDuPont, Inc.	3,580	254,968
Ecolab, Inc.	2,212	296,806
Martin Marietta Materials, Inc.	1,250	276,300
Packaging Corp. of America	225	27,124
PolyOne Corp.	1,600	69,600
PPG Industries, Inc.	2,543	297,073
Reliance Steel & Aluminum Co.	675	57,908
		1,750,692
Real Estate - 0.2%
CyrusOne, Inc. - REIT	775	46,136
New Residential Investment Corp. - REIT	5,225	93,423
		139,559
Telecommunication Services - 0.2%
Verizon Communications, Inc.	2,031	107,501

Utilities - 0.7%
AES Corp.	11,950	129,419
Atlantica Yield plc	3,725	79,007
National Fuel Gas Co.	3,736	205,144
		413,570
Total Common Stocks
(Cost $16,718,883)		22,190,276

CORPORATE BONDS - 7.5%	Par
Consumer Discretionary - 0.6%
Carnival Corp.
3.950%, 10/15/2020	$100,000	104,442
Royal Caribbean Cruises Ltd.
3.700%, 03/15/2028	60,000	59,581
Starbucks Corp.
2.100%, 02/04/2021	90,000	89,462
Walt Disney Co.
2.300%, 02/12/2021	80,000	79,928
		333,413
Consumer Staples - 1.0%
Church & Dwight Co., Inc.
2.450%, 08/01/2022	65,000	64,273
Coca-Cola Co.
3.300%, 09/01/2021	100,000	103,413
Colgate-Palmolive Co.
2.100%, 05/01/2023	100,000	97,470
CVS Health Corp.
4.125%, 05/15/2021	95,000	98,779
Dr. Pepper Snapple Group, Inc.
3.130%, 12/15/2023	100,000	101,050
Estee Lauder Co., Inc
2.350%, 08/15/2022	30,000	29,775
Kimberly-Clark Corp.
2.650%, 03/01/2025	85,000	83,348
Walgreens Boots Alliance, Inc.
2.700%, 11/18/2019	50,000	50,325
		628,433
Energy - 1.1%
Apache Finance Canada Corp.
7.750%, 12/15/2029	40,000	52,629
Chevron Corp.
1.961%, 03/03/2020	85,000	84,728
ConocoPhillips Co.
2.400%, 12/15/2022	95,000	94,004
Exxon Mobil Corp.
2.222%, 03/01/2021	100,000	99,822
Magellan Midstream Partners LP
5.000%, 03/01/2026	25,000	27,816
Shell International Finance BV
4.375%, 03/25/2020	65,000	67,991
Valero Energy Corp.
6.125%, 02/01/2020	80,000	86,202
6.625%, 06/15/2037	35,000	46,266
Williams Partners LP
5.250%, 03/15/2020	95,000	100,403
		659,861
Financials - 0.4%
American Express Credit Corp.
2.250%, 08/15/2019	80,000	80,186
Caterpillar Financial Services Corp.
7.150%, 02/15/2019	45,000	47,526
Chubb INA Holdings, Inc.
3.350%, 05/15/2024	85,000	87,626
Travelers Companies, Inc.
6.250%, 06/15/2037	30,000	40,954
		256,292
Health Care - 0.4%
Agilent Technologies, Inc.
3.875%, 07/15/2023	60,000	62,218
Baxter International, Inc.
2.400%, 08/15/2022	60,000	59,045
Johnson & Johnson
2.250%, 03/03/2022	105,000	104,931
Wyeth LLC
7.250%, 03/01/2023	25,000	30,201
		256,395

Industrials - 1.3%
Burlington Northern Santa Fe Corp.
7.290%, 06/01/2036	40,000	57,506
Canadian National Railway Co.
2.850%, 12/15/2021	95,000	96,131
6.712%, 07/15/2036	30,000	42,357
Canadian Pacific Railway Co.
7.250%, 05/15/2019	75,000	79,829
Eaton Corp.
2.750%, 11/02/2022	80,000	80,324
Emerson Electric Co.
6.000%, 08/15/2032	25,000	31,232
FedEx Corp.
4.900%, 01/15/2034	40,000	45,472
Illinois Tool Works, Inc.
2.650%, 11/15/2026	65,000	63,524
Norfolk Southern Corp.
3.850%, 01/15/2024	85,000	89,800
Republic Services, Inc.
4.750%, 05/15/2023	90,000	97,888
United Parcel Service, Inc.
6.200%, 01/15/2038	30,000	41,371
Waste Management, Inc.
3.500%, 05/15/2024	85,000	88,129
		813,563

Information Technology - 0.5%
Amphenol Corp.
2.550%, 01/30/2019	90,000	90,328
Microsoft Corp.
2.000%, 08/08/2023	85,000	82,635
Texas Instruments, Inc.
2.750%, 03/12/2021	100,000	101,369
		274,332
Materials - 0.7%
Airgas, Inc.
1.650%, 02/15/2018	95,000	94,961
Avery Dennison Corp.
3.350%, 04/15/2023	55,000	55,191
Dow Chemical Co.
8.550%, 05/15/2019	75,000	81,265
Eastman Chemical Co.
3.800%, 03/15/2025	75,000	78,313
International Flavors & Fragrances, Inc.
4.375%, 06/01/2047	30,000	32,048
Packaging Corp. of America
2.450%, 12/15/2020	80,000	80,164
		421,942
Telecommunication Services - 0.1%
AT&T, Inc.
4.500%, 05/15/2035	45,000	44,867
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/2022	20,000	26,148
		71,015

Utilities - 1.4%
Ameren Illinois Co.
2.700%, 09/01/2022	60,000	60,220
American Water Capital Corp.
6.593%, 10/15/2037	25,000	34,770
Connecticut Light & Power Co.
2.500%, 01/15/2023	75,000	74,443
Delmarva Power & Light Co.
3.500%, 11/15/2023	95,000	98,234
DTE Electric Co.
5.700%, 10/01/2037	20,000	25,441
Duke Energy Progress, LLC
2.800%, 05/15/2022	70,000	70,694
6.125%, 09/15/2033	25,000	32,019
Georgia Power Co.
2.000%, 09/08/2020	90,000	89,517
Louisville Gas & Electric Co.
3.300%, 10/01/2025	10,000	10,263
Oncor Electric Delivery Co.
7.000%, 09/01/2022	65,000	76,883
PacifiCorp
3.600%, 04/01/2024	25,000	26,155
Portland General Electric Co.
6.100%, 04/15/2019	35,000	36,594
Public Service Electric & Gas Co.
3.050%, 11/15/2024	35,000	35,247
Virginia Electric & Power Co.
2.750%, 03/15/2023	100,000	99,655
WEC Energy Group, Inc.
2.450%, 06/15/2020	100,000	100,251
		870,386
Total Corporate Bonds
(Cost $4,587,017)		4,585,632

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.4%
Federal Home Loan Mortgage Corporation Pool
3.000%, 05/01/2027, #J19197	73,826	75,235
2.500%, 07/01/2029, #G15144	92,438	92,916
3.000%, 12/01/2030, #G18578	146,152	148,943
3.500%, 04/01/2032, #G18642	132,604	137,185
3.500%, 06/01/2042, #C04060	87,350	90,171
4.500%, 03/01/2044, #G60017	84,481	90,429
3.500%, 12/01/2044, #G08620	89,670	92,301
3.000%, 04/01/2045, #G08635	66,418	66,505
3.500%, 12/01/2045, #G08681	81,944	84,302
4.000%, 01/01/2046, #G60421	107,146	113,115
3.000%, 03/01/2046, #G08697	65,363	65,474
4.000%, 01/01/2047, #G67702	66,738	70,546
Federal National Mortgage Association
2.625%, 09/06/2024	205,000	207,920
2.125%, 04/24/2026	160,000	154,573
1.875%, 09/24/2026	70,000	66,063
6.625%, 11/15/2030	120,000	168,995
Federal National Mortgage Association Pool
3.000%, 05/01/2031, #AS7463	112,524	114,708
3.500%, 07/01/2031, #AL9809	95,073	98,738
3.500%, 08/01/2031, #AL9418	48,176	49,998
5.500%, 01/01/2035, #735141	66,290	73,577
4.000%, 08/01/2040, #AD8522	93,461	98,235
4.500%, 08/01/2040, #AE0217	54,391	58,251
4.000%, 01/01/2041, #AB2078	25,685	27,184
4.500%, 02/01/2041, #AH5583	64,905	69,594
3.500%, 02/01/2041, #AE0828	103,442	106,841
4.000%, 02/01/2041, #AE0949	64,033	67,335

4.000%, 12/01/2041, #AJ7689	51,732	54,356
3.500%, 08/01/2042, #AL2921	76,571	79,124
3.000%, 08/01/2042, #AP4258	26,353	26,504
3.000%, 04/01/2043, #AB9186	138,725	139,518
3.000%, 05/01/2043, #AT2725	151,670	152,537
3.000%, 09/01/2043, #AU4279	81,841	82,292
4.000%, 12/01/2043, #AV0691	57,299	60,535
5.000%, 11/01/2044, #AL8878	35,059	37,817
4.000%, 04/01/2046, #AS6994	91,636	95,914
4.500%, 07/01/2046, #AS7568	55,547	59,170
Government National Mortgage Association Pool
4.000%, 02/20/2041, #G24945	40,119	42,246
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $3,338,483)		3,319,147

U.S. TREASURY OBLIGATIONS - 2.6%
United States Treasury Bonds
4.375%, 05/15/2040	115,000	148,319
4.375%, 05/15/2041	125,000	161,768
2.750%, 11/15/2042	210,000	211,399
2.500%, 02/15/2045	220,000	209,782
2.500%, 05/15/2046	165,000	156,963
United States Treasury Notes
1.500%, 12/31/2018	70,000	69,785
1.625%, 06/30/2019	50,000	49,833
2.125%, 08/15/2021	100,000	100,160
2.000%, 02/15/2025	155,000	151,546
2.250%, 11/15/2025	155,000	153,665
2.250%, 02/15/2027	150,000	148,058
Total U.S. Treasury Obligations
(Cost $1,558,229)		1,561,278

ASSET-BACKED SECURITIES - 0.9%
Consumer Discretionary - 0.3%
American Airlines
Series 2015-1, Class A
3.375%, 11/01/2028	65,899	66,076
Continental Airlines Partners Trust
Series 2015-1, Class A
4.750%, 01/12/2021	39,698	41,670
Series 2012-2, Class A
4.000%, 04/29/2026	51,834	54,161
		161,907
Financials - 0.4%
Bank of America Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	105,000	104,563
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4
1.990%, 07/17/2023	110,000	109,357
World Financial Network Credit Card Master Trust
Series 2017-C, Class A
2.310%, 08/15/2024	60,000	59,785
		273,705
Industrials - 0.2%
CNH Equipment Trust
Series 2016-C, Class A2
1.260%, 02/18/2020	42,670	42,590
Union Pacific Railroad Co.
Series 2014-1
3.227%, 05/14/2026	67,260	68,808
		111,398
Total Asset-Backed Securities
(Cost $548,132)		547,010

MUNICIPAL BONDS - 0.4%
California Department of Water Resources Power Supply
Series P
1.713%, 05/01/2021	73,834	72,602
District of Columbia
Series E
4.343%, 12/01/2018	70,000	71,509
Texas Tech University
Series B
1.925%, 02/15/2020	50,000	49,727
Virginia College Building Authority
Series D
2.500%, 02/01/2021	50,000	50,310
Total Municipal Bonds
(Cost $245,809)		244,148

SHORT-TERM INVESTMENT - 2.6%	Shares
Invesco Treasury Portfolio, Institutional Class, 1.17% ^
(Cost $1,607,022)	1,607,022	1,607,022

Total Investments - 100.0%
(Cost $52,395,039)		61,239,499
Other Assets and Liabilities, Net - 0.0%		3,804
Total Net Assets - 100.0%		$61,243,303

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of December 31, 2017.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investment Companies	$27,184,986	$-	$-	$27,184,986
Common Stocks	22,190,276	-	-	22,190,276
Corporate Bonds	-	4,585,632	-	4,585,632
U.S. Government Agency
Mortgage-Backed Securities	-	3,319,147	-	3,319,147
U.S. Treasury Obligations	-	1,561,278	-	1,561,278
Asset-Backed Securities	-	547,010	-	547,010
Municipal Bonds	-	244,148	-	244,148
Short-Term Investment	1,607,022	-	-	1,607,022
Total Investments in Securities	$50,982,284	$10,257,215	$-	$61,239,499

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 15, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 15, 2018